Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Transaction and Carrying Value

Purchase Price:		Allocation of Purchase Price:
Cash	$2,200,000	Patents	4,913,194
Fair value of stock issued	2,468,500	Amortization	(462,993)
Addition legal costs for patent	$69,694
Contingent Liability	175,000
	$4,913,194	Balance	4,450,201